Debt and Credit Facilities - Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt and Credit Facilities
Total credit facilities	$ 6,971
Credit facilities supporting outstanding commercial paper	(494)
Credit facilities supporting standby letters of credit	(944)
Total unutilized credit facilities	5,533
Available lines of credit for liquidity purposes	4,957	$ 2,900
Fully revolving and expiring in 2026
Debt and Credit Facilities
Total credit facilities	5,451
Can be terminated at any time at the option of the lenders
Debt and Credit Facilities
Total credit facilities	$ 1,520